COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Operating leases, rent expense	88,800,000	125,400,000	114,000,000
Future minimum lease payments under non-cancellable operating lease agreements
2015	44,657,000
2016	24,667,000
2017	18,422,000
2018	12,627,000
2019	2,420,000
2020	948,000
Total	103,741,000